Interest in Other Entities (Details) - Schedule of activity in investment account - SciSparc ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Cash investment	$ 825
Revaluation – capital gain	16
Revaluation – Finance income	70
Revaluation – Forward contract	23
Provision- Forward contract	(23)
Investment as of December 31, 2021	$ 911